Taxation - Schedule of Valuation Allowance For Deferred Tax Assets (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Income Tax Disclosure [Abstract]
Balance at beginning of the year	¥ 21,899	[1]	¥ 57,756		¥ 376,087
Additions	89,002		21,662		36,772
Reversals/write-off	(16,264)		(57,519)		(355,103)
Balance at end of the year	¥ 94,637	[1]	¥ 21,899	[1]	¥ 57,756

[1]	Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including future taxable income exclusive of reversing temporary differences and tax loss carry forwards. Valuation allowance as of December 31, 2018 and 2019 were provided for net operating loss carry forward, which was mainly incurred by the overseas subsidiaries, because such deferred tax assets are not more likely than not to be realized based on the Group’s estimate of its future taxable income. If events occur in the future that allow the Group to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.